UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08245
                                                    ---------------

                           Phoenix Equity Series Fund
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Kevin J. Carr, Esq.                             John R. Flores, Esq.
Vice President, Chief Legal Officer,                        Vice President
Counsel and Secretary for Registrant               Litigation/Employment Counsel
   Phoenix Life Insurance Company                 Phoenix Life Insurance Company
          One American Row                               One American Row
         Hartford, CT 06102                             Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2005
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


Phoenix Growth & Income Fund


                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)


                                       SHARES       VALUE
                                     ---------- -------------
DOMESTIC COMMON STOCKS--97.3%

AEROSPACE & DEFENSE--2.7%
Boeing Co. (The)                       41,300   $  2,639,070
Honeywell International, Inc.          47,100      1,706,433
Lockheed Martin Corp.                  13,200        856,548
United Technologies Corp.              36,800      3,926,560
                                                -------------
                                                   9,128,611
                                                -------------

AGRICULTURAL PRODUCTS--0.5%
Archer-Daniels-Midland Co.             85,200      1,691,220

ALTERNATIVE CARRIERS--0.4%
PanAmSat Holding Corp.                 70,700      1,344,007

APPAREL RETAIL--0.6%
Gap, Inc. (The)                        77,400      1,625,400
Limited Brands, Inc.                   13,500        277,695
                                                -------------
                                                   1,903,095
                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
V. F. Corp.                             7,900        445,797

APPLICATION SOFTWARE--0.9%
Autodesk, Inc.                         47,000      1,860,260
Intuit, Inc.(b)                        16,500        713,130
Parametric Technology Corp.(b)         82,800        498,456
                                                -------------
                                                   3,071,846
                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Northern Trust Corp.                   35,500      1,630,160
State Street Corp.                     10,800        518,400
                                                -------------
                                                   2,148,560
                                                -------------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co.                        124,100      1,238,518

BIOTECHNOLOGY--0.4%
Applera Corp. - Applied Biosystems
  Group                                22,200        475,302
Cephalon, Inc.(b)                      16,500        699,930
Invitrogen Corp.(b)                     3,400        269,722
                                                -------------
                                                   1,444,954
                                                -------------

BUILDING PRODUCTS--0.4%
Masco Corp.                            44,700      1,431,294

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.            35,600      1,183,700


                                       SHARES       VALUE
                                     ---------- -------------
DOMESTIC COMMON STOCKS (continued)

COMMUNICATIONS EQUIPMENT--3.0%
ADTRAN, Inc.                           22,000   $    483,340
Cisco Systems, Inc.(b)                286,100      5,544,618
Harris Corp.                           14,700        422,478
Motorola, Inc.                        187,600      3,258,612
QUALCOMM, Inc.                         11,100        413,586
                                                -------------
                                                  10,122,634
                                                -------------

COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc.                     18,700      1,017,841

COMPUTER HARDWARE--3.6%
Apple Computer, Inc.(b)                41,200      1,636,052
Dell, Inc.(b)                         103,700      4,136,593
Hewlett-Packard Co.                   101,300      2,280,263
International Business Machines
  Corp.                                46,900      3,543,295
NCR Corp.(b)                           10,900        399,267
                                                -------------
                                                  11,995,470
                                                -------------

CONSTRUCTION MATERIALS--0.0%
Vulcan Materials Co.                    2,400       143,832

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.4%
Deere & Co.                             4,000        264,600
PACCAR, Inc.                           13,700        969,275
                                                -------------
                                                   1,233,875
                                                -------------

CONSUMER FINANCE--2.0%
American Express Co.                   54,200      2,918,670
Capital One Financial Corp.            16,600      1,251,640
MBNA Corp.                            124,600      2,627,814
                                                -------------
                                                   6,798,124
                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Automatic Data Processing, Inc.         7,600        332,880
CheckFree Corp.(b)                      5,300        197,849
Computer Sciences Corp.(b)              8,900        412,159
Fiserv, Inc.(b)                        37,300      1,603,900
Sabre Holdings Corp. Class A           50,700      1,017,549
                                                -------------
                                                   3,564,337
                                                -------------

DEPARTMENT STORES--1.9%
Federated Department Stores, Inc.      37,100      2,502,395
Nordstrom, Inc.                        29,900      1,825,096

Phoenix Growth & Income Fund


                                       SHARES       VALUE
                                     ---------- -------------

DOMESTIC COMMON STOCKS (continued)

DEPARTMENT STORES (CONTINUED)
Penney (J.C.) Co., Inc.                42,400   $  2,109,824
                                                -------------
                                                   6,437,315
                                                -------------

DIVERSIFIED BANKS--5.9%
Bank of America Corp.                 250,200     11,589,264
Comerica, Inc.                         11,500        642,620
U.S. Bancorp                           38,800      1,138,004
Wachovia Corp.                        126,900      6,440,175
                                                -------------
                                                  19,810,063
                                                -------------

DIVERSIFIED CHEMICALS--1.2%
Dow Chemical Co. (The)                 36,000      1,630,440
Eastman Chemical Co.                   36,100      2,121,958
PPG Industries, Inc.                    4,200        274,638
                                                -------------
                                                   4,027,036
                                                -------------

DIVERSIFIED COMMERCIAL SERVICES--0.6%
Cendant Corp.                          68,500      1,452,885
Dun & Bradstreet Corp.(b)              10,500        645,120
                                                -------------
                                                   2,098,005
                                                -------------

DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp.                      4,700        410,780

ELECTRIC UTILITIES--0.2%
Exelon Corp.                           13,500        632,475

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Emerson Electric Co.                   39,200      2,605,624

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(b)          11,300        271,313
Tektronix, Inc.                         7,400        167,758
                                                -------------
                                                     439,071
                                                -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Monsanto Co.                           22,400      1,276,800

FOOTWEAR--0.5%
NIKE, Inc. Class B                     20,700      1,701,540

HEALTH CARE DISTRIBUTORS--0.2%
McKesson Corp.                         16,900        680,563

HEALTH CARE EQUIPMENT--1.0%
Becton, Dickinson & Co.                26,300      1,510,935
PerkinElmer, Inc.                      39,200        749,896
Thermo Electron Corp.(b)               40,400      1,063,328
                                                -------------
                                                   3,324,159
                                                -------------


                                       SHARES       VALUE
                                     ---------- -------------
DOMESTIC COMMON STOCKS (continued)

HEALTH CARE SERVICES--0.4%
IMS Health, Inc.                       54,300   $  1,333,065

HEALTH CARE SUPPLIES--0.6%
Bausch & Lomb, Inc.                    23,900      1,866,351

HOME IMPROVEMENT RETAIL--1.6%
Home Depot, Inc. (The)                 83,300      3,277,855
Sherwin-Williams Co. (The)             47,600      2,115,820
                                                -------------
                                                   5,393,675
                                                -------------

HOUSEHOLD APPLIANCES--0.7%
Black & Decker Corp. (The)             26,700      2,331,444

HOUSEHOLD PRODUCTS--2.1%
Kimberly-Clark Corp.                   51,900      3,338,727
Procter & Gamble Co. (The)             65,500      3,612,325
                                                -------------
                                                   6,951,052
                                                -------------

HOUSEWARES & SPECIALTIES--0.7%
Fortune Brands, Inc.                   27,100      2,344,150

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.1%
Constellation Energy Group, Inc.       68,800      3,677,360

INDUSTRIAL CONGLOMERATES--0.4%
3M Co.                                  7,700        590,205
Textron, Inc.                          10,900        842,461
                                                -------------
                                                   1,432,666
                                                -------------

INDUSTRIAL MACHINERY--2.1%
Eaton Corp.                            37,600      2,250,360
Ingersoll-Rand Co. Class A             57,600      4,458,816
Parker Hannifin Corp.                   7,500        452,475
                                                -------------
                                                   7,161,651
                                                -------------

INSURANCE BROKERS--0.3%
AON Corp.                              13,600        339,048
Willis Group Holdings Ltd.             19,600        671,692
                                                -------------
                                                   1,010,740
                                                -------------

INTEGRATED OIL & GAS--7.7%
Chevron Corp.                         103,400      5,560,852
ConocoPhillips                         12,000      1,294,080
Exxon Mobil Corp.                     247,000     13,881,400
Occidental Petroleum Corp.             69,600      5,088,456
                                                -------------
                                                  25,824,788
                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--4.5%
ALLTEL Corp.                           26,000      1,512,420

Phoenix Growth & Income Fund


                                       SHARES       VALUE
                                     ---------- -------------
DOMESTIC COMMON STOCKS (continued)

INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
AT&T Corp.                             72,600   $  1,364,154
BellSouth Corp.                        72,600      1,942,776
Citizens Communications Co.           130,300      1,777,292
SBC Communications, Inc.              143,400      3,352,692
Verizon Communications, Inc.          144,800      5,123,024
                                                -------------
                                                  15,072,358
                                                -------------

INTERNET SOFTWARE & SERVICES--0.4%
EarthLink, Inc.(b)                    112,900      1,197,869

INVESTMENT BANKING & BROKERAGE--1.6%
Ameritrade Holding Corp.(b)            58,500        869,310
E*TRADE Financial Corp.(b)             23,400        288,990
Goldman Sachs Group, Inc. (The)        42,400      4,134,000
                                                -------------
                                                   5,292,300
                                                -------------

LEISURE PRODUCTS--0.3%
Marvel Enterprises, Inc.(b)            48,300      1,027,341

LIFE & HEALTH INSURANCE--2.8%
AFLAC, Inc.                            23,300        968,115
Lincoln National Corp.                 43,200      1,966,896
MetLife, Inc.                          93,600      4,174,560
Protective Life Corp.                   4,200        168,798
Prudential Financial, Inc.             28,500      1,804,335
Stancorp Financial Group, Inc.          2,400        179,640
                                                -------------
                                                   9,262,344
                                                -------------

MANAGED HEALTH CARE--3.4%
Aetna, Inc.                            25,800      2,012,658
CIGNA Corp.                            11,900      1,157,275
UnitedHealth Group, Inc.              122,000      5,926,760
WellPoint, Inc.(b)                     16,600      2,207,800
                                                -------------
                                                  11,304,493
                                                -------------

METAL & GLASS CONTAINERS--0.1%
Silgan Holdings, Inc.                   4,000        228,000

MOVIES & ENTERTAINMENT--3.1%
Time Warner, Inc.(b)                  403,900      7,027,860
Viacom, Inc. Class B                   70,100      2,403,729
Walt Disney Co. (The)                  42,600      1,168,944
                                                -------------
                                                  10,600,533
                                                -------------

MULTI-LINE INSURANCE--1.8%
American International Group, Inc.     97,400      5,410,570
Hartford Financial Services Group,
  Inc. (The)                            3,900        291,681


                                       SHARES       VALUE
                                     ---------- -------------
DOMESTIC COMMON STOCKS (continued)

MULTI-LINE INSURANCE (CONTINUED)
Unitrin, Inc.                           4,000   $    199,160
                                                -------------
                                                   5,901,411
                                                -------------

MULTI-UTILITIES & UNREGULATED POWER--0.3%
Sempra Energy                          21,600        856,872

OFFICE ELECTRONICS--0.3%
Xerox Corp.(b)                         82,000      1,112,740

OIL & GAS DRILLING--0.3%
Pride International, Inc.(b)           24,000        541,200
Transocean, Inc.(b)                     7,300        363,613
                                                -------------
                                                     904,813
                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Burlington Resources, Inc.              6,900        349,692

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                       117,200      5,521,292
JPMorgan Chase & Co.                  186,000      6,649,500
                                                -------------
                                                  12,170,792
                                                -------------

PACKAGED FOODS & MEATS--2.2%
General Mills, Inc.                    33,800      1,673,100
Kellogg Co.                           117,500      5,345,075
Tyson Foods, Inc. Class A              26,800        494,728
                                                -------------
                                                   7,512,903
                                                -------------

PAPER PRODUCTS--0.0%
Georgia-Pacific Corp.                   2,500         82,850

PHARMACEUTICALS--7.6%
Bristol-Myers Squibb Co.              112,100      2,842,856
Johnson & Johnson                     150,600     10,105,260
Merck & Co., Inc.                      71,800      2,329,192
Pfizer, Inc.                          325,100      9,070,290
Wyeth                                  27,300      1,184,001
                                                -------------
                                                  25,531,599
                                                -------------

PHOTOGRAPHIC PRODUCTS--0.3%
Eastman Kodak Co.                      44,600      1,172,088

PROPERTY & CASUALTY INSURANCE--3.1%
Allstate Corp. (The)                   89,200      5,191,440
Cincinnati Financial Corp.              6,200        244,714
Mercury General Corp.                   8,700        480,240
Progressive Corp. (The)                16,300      1,565,941
St. Paul Travelers Cos., Inc. (The)    77,800      2,947,064
                                                -------------
                                                  10,429,399
                                                -------------

Phoenix Growth & Income Fund

                                       SHARES       VALUE
                                     ---------- -------------

DOMESTIC COMMON STOCKS (continued)

PUBLISHING & PRINTING--0.6%
McGraw-Hill Cos., Inc. (The)           40,000   $  1,746,400
Meredith Corp.                          4,900        243,040
                                                -------------
                                                   1,989,440
                                                -------------

RAILROADS--0.2%
Norfolk Southern Corp.                 19,500        622,440

REGIONAL BANKS--1.2%
Bank of Hawaii Corp.                   14,900        726,077
Hibernia Corp. Class A                 41,100      1,321,365
KeyCorp                                34,600      1,133,496
National City Corp.                    10,000        345,600
SunTrust Banks, Inc.                    5,600        412,216
                                                -------------
                                                   3,938,754
                                                -------------

REITS--0.5%
Highwoods Properties, Inc.             35,300        971,456
Maguire Properties, Inc.               25,200        658,980
                                                -------------
                                                   1,630,436
                                                -------------

RESTAURANTS--1.4%
McDonald's Corp.                      101,000      3,124,940
Yum! Brands, Inc.                      32,300      1,656,667
                                                -------------
                                                   4,781,607
                                                -------------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                67,600      1,109,316

SEMICONDUCTORS--3.2%
Freescale Semiconductor, Inc. Class    20,700        418,140
  B(b)
Intel Corp.                           284,400      7,658,892
Maxim Integrated Products, Inc.        13,100        516,140
Texas Instruments, Inc.                83,100      2,296,884
                                                -------------
                                                  10,890,056
                                                -------------

SOFT DRINKS--0.3%
Pepsi Bottling Group, Inc. (The)       14,800        419,876
PepsiAmericas, Inc.                    21,500        520,730
                                                -------------
                                                     940,606
                                                -------------

SPECIALTY CHEMICALS--0.2%
Rohm & Haas Co.                        11,300        527,145

SPECIALTY STORES--0.1%
Staples, Inc.                          10,800        232,524

STEEL--0.0%
United States Steel Corp.               4,600        182,942


                                       SHARES       VALUE
                                     ---------- -------------

DOMESTIC COMMON STOCKS (continued)

SYSTEMS SOFTWARE--4.1%
Adobe Systems, Inc.                    39,000   $  1,289,340
Microsoft Corp.                       357,400      9,220,920
Oracle Corp.(b)                       244,800      3,138,336
                                                -------------
                                                  13,648,596
                                                -------------

TECHNOLOGY DISTRIBUTORS--0.1%
Tech Data Corp.(b)                     12,600        452,340

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Financial Corp.             7,400        275,058

TOBACCO--0.7%
Reynolds American, Inc.                25,400      2,105,914
UST, Inc.                               7,500        334,200
                                                -------------
                                                   2,440,114
                                                -------------

TRUCKING--0.2%
CNF, Inc.                              15,600        694,980
-------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $258,577,556)                   327,044,839
-------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--2.0%

AUTO PARTS & EQUIPMENT--0.3%
Autoliv, Inc. (Sweden)                 21,300        988,533

HEALTH CARE SUPPLIES--0.6%
Alcon, Inc. (United States)            19,600      2,004,492

INDUSTRIAL CONGLOMERATES--0.8%
Tyco International Ltd. (United        99,900      2,890,107
  States)

PROPERTY & CASUALTY INSURANCE--0.3%
XL Capital Ltd. Class A (United        13,300      1,001,224
  States)
-------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,848,550)                       6,884,356
-------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $264,426,106)                   333,929,195
-------------------------------------------------------------


                                     PAR VALUE
                                       (000)
                                     ---------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER--0.9%
UBS Finance Delaware LLC 3.04%,
  6/1/05                               $2,945      2,945,000
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,945,000)                       2,945,000
-------------------------------------------------------------

Phoenix Growth & Income Fund


TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $267,371,106)                   336,874,195(a)

Other assets and liabilities, net--(0.2)%           (665,847)
                                                -------------
NET ASSETS--100.0%                              $336,208,348
                                                =============





















(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $77,831,900 and gross depreciation of $10,502,071 for federal income tax purposes. At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $269,544,366.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedules of Investments.


                      See Notes to Schedule of Investments

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)
1


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies consistently followed by the Equity Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

D. REIT INVESTMENTS:
       Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Phoenix Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)* /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     July 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                         -------------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date     July 29, 2005
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By (Signature and Title)* /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                              Nancy G. Curtiss, Chief Financial Officer and Treasurer
                              (principal financial officer)

Date     July 29, 2005
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* Print the name and title of each signing officer under his or her signature.